Financial Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	6 Months Ended
	May 23, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Credit Facility 370000 [Member]	Jun. 29, 2012 Credit Facility 370000 [Member]	Jun. 30, 2012 Credit Facility 350000 [Member]	Jun. 30, 2012 Interest Rate Swap [Member]
Debt Instrument [Line Items]
Number of Interest rate swaps			14
Number of Partnership's interest rate swaps expired					9
Number of interest rate swaps agreement closed out				1		1
Number of interest rate swaps agreement closed partially						1
Derivative amount swapped							$ 59,084
Amount of swap agreement termination		20,500
Number of swap agreements remaining		3
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Income	50
Amortization of gain/loss included in Accumulated OCI due to ineffectiveness		13
Gain from the change in fair value of non-hedging derivatives		8,075
Change of the fair value of the nine swap agreements		$ 1,447	$ 0